Quarterly Holdings Report
for
Fidelity® Fundamental Global ex-U.S. ETF
January 31, 2025
FGU-NPRT1-0425
1.9916392.100
Common Stocks - 99.7%
	Shares	Value ($)
AUSTRALIA - 1.3%
Communication Services - 0.6%
Interactive Media & Services - 0.6%
CAR Group Ltd	2,558	64,519
Consumer Discretionary - 0.6%
Hotels, Restaurants & Leisure - 0.6%
Aristocrat Leisure Ltd	1,216	57,130
Materials - 0.1%
Metals & Mining - 0.1%
Glencore PLC	3,218	13,985
TOTAL AUSTRALIA		135,634
BELGIUM - 0.4%
Health Care - 0.4%
Pharmaceuticals - 0.4%
UCB SA	190	37,095
BRAZIL - 2.4%
Consumer Discretionary - 0.2%
Broadline Retail - 0.2%
MercadoLibre Inc (b)	10	19,222
Consumer Staples - 0.1%
Consumer Staples Distribution & Retail - 0.1%
Raia Drogasil SA	2,818	10,170
Financials - 1.4%
Banks - 1.4%
Itau Unibanco Holding SA	14,251	82,447
NU Holdings Ltd/Cayman Islands Class A (b)	3,874	51,292
		133,739
Industrials - 0.2%
Electrical Equipment - 0.0%
WEG SA	835	7,864
Ground Transportation - 0.2%
Localiza Rent a Car SA	2,920	15,424
TOTAL INDUSTRIALS		23,288

Materials - 0.4%
Metals & Mining - 0.4%
Gerdau SA	4,639	13,669
Vale SA	3,341	30,969
		44,638
Utilities - 0.1%
Electric Utilities - 0.1%
Equatorial Energia SA	2,560	13,207
TOTAL BRAZIL		244,264
CANADA - 7.5%
Consumer Staples - 1.0%
Consumer Staples Distribution & Retail - 1.0%
Alimentation Couche-Tard Inc	1,973	104,192
Energy - 2.3%
Oil, Gas & Consumable Fuels - 2.3%
Cameco Corp	702	34,715
Canadian Natural Resources Ltd	3,460	105,109
Imperial Oil Ltd	1,409	93,720
		233,544
Industrials - 1.2%
Ground Transportation - 1.2%
Canadian Pacific Kansas City Ltd	1,497	118,969
Information Technology - 2.2%
Software - 2.2%
Constellation Software Inc/Canada	68	222,386
Materials - 0.8%
Metals & Mining - 0.8%
Barrick Gold Corp	771	12,605
Franco-Nevada Corp	538	73,136
		85,741
TOTAL CANADA		764,832
CHILE - 0.2%
Materials - 0.2%
Metals & Mining - 0.2%
Antofagasta PLC	764	16,341
CHINA - 8.3%
Communication Services - 2.1%
Interactive Media & Services - 2.1%
Tencent Holdings Ltd	4,121	212,188
Consumer Discretionary - 3.1%
Automobiles - 0.2%
BYD Co Ltd H Shares	624	21,863
Broadline Retail - 1.1%
JD.com Inc A Shares	2,238	45,065
PDD Holdings Inc Class A ADR (b)	594	66,475
		111,540
Diversified Consumer Services - 0.1%
New Oriental Education & Technology Group Inc	2,724	13,231
Hotels, Restaurants & Leisure - 1.2%
Meituan B Shares (b)(c)(d)	3,579	68,072
Trip.com Group Ltd (b)	473	33,266
Yum China Holdings Inc	521	24,096
		125,434
Household Durables - 0.5%
Haier Smart Home Co Ltd H Shares	14,054	46,354
TOTAL CONSUMER DISCRETIONARY		318,422

Consumer Staples - 0.3%
Beverages - 0.3%
Kweichow Moutai Co Ltd A Shares (China)	144	28,497
Financials - 0.6%
Insurance - 0.6%
China Life Insurance Co Ltd H Shares	22,192	40,955
Ping An Insurance Group Co of China Ltd H Shares	4,179	23,384
		64,339
Health Care - 1.0%
Biotechnology - 0.2%
Zai Lab Ltd (b)	7,339	19,685
Health Care Equipment & Supplies - 0.2%
Shenzhen Mindray Bio-Medical Electronics Co Ltd A Shares (China)	541	17,339
Life Sciences Tools & Services - 0.1%
Wuxi Apptec Co Ltd H Shares (c)(d)	1,788	12,666
Pharmaceuticals - 0.5%
Hansoh Pharmaceutical Group Co Ltd (c)(d)	20,712	47,528
TOTAL HEALTH CARE		97,218

Industrials - 1.1%
Electrical Equipment - 0.3%
Contemporary Amperex Technology Co Ltd A Shares (China)	798	28,282
Machinery - 0.8%
Airtac International Group	1,042	27,540
Shenzhen Inovance Technology Co Ltd A Shares (China)	4,389	36,431
Sinotruk Hong Kong Ltd	5,929	17,235
		81,206
TOTAL INDUSTRIALS		109,488

Information Technology - 0.1%
Technology Hardware, Storage & Peripherals - 0.1%
Xiaomi Corp B Shares (b)(c)(d)	3,353	16,481
TOTAL CHINA		846,633
CONGO DEMOCRATIC REPUBLIC OF - 0.5%
Materials - 0.5%
Metals & Mining - 0.5%
Ivanhoe Mine Ltd Class A (b)	4,546	48,827
DENMARK - 2.4%
Health Care - 1.7%
Pharmaceuticals - 1.7%
Novo Nordisk A/S Series B	2,082	175,775
Industrials - 0.7%
Air Freight & Logistics - 0.7%
DSV A/S	348	69,471
TOTAL DENMARK		245,246
FRANCE - 8.6%
Consumer Discretionary - 2.9%
Hotels, Restaurants & Leisure - 0.7%
Accor SA	1,477	76,244
Textiles, Apparel & Luxury Goods - 2.2%
Hermes International SCA	30	84,776
LVMH Moet Hennessy Louis Vuitton SE	170	124,068
		208,844
TOTAL CONSUMER DISCRETIONARY		285,088

Consumer Staples - 0.3%
Food Products - 0.3%
Danone SA	419	29,332
Energy - 0.2%
Oil, Gas & Consumable Fuels - 0.2%
Gaztransport Et Technigaz SA	150	23,015
Financials - 0.8%
Insurance - 0.8%
AXA SA	2,041	77,600
Health Care - 0.6%
Health Care Equipment & Supplies - 0.6%
EssilorLuxottica SA	226	62,294
Industrials - 1.5%
Aerospace & Defense - 1.5%
Safran SA	593	147,581
Information Technology - 0.9%
IT Services - 0.6%
Capgemini SE	319	58,227
Software - 0.3%
Dassault Systemes SE	922	36,155
TOTAL INFORMATION TECHNOLOGY		94,382

Materials - 1.4%
Chemicals - 1.4%
Air Liquide SA	818	143,073
TOTAL FRANCE		862,365
GERMANY - 8.0%
Financials - 2.8%
Capital Markets - 1.0%
Deutsche Boerse AG	429	106,099
Insurance - 1.8%
Hannover Rueck SE	316	83,364
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	179	97,007
		180,371
TOTAL FINANCIALS		286,470

Health Care - 0.5%
Pharmaceuticals - 0.5%
Merck KGaA	319	48,448
Industrials - 0.9%
Aerospace & Defense - 0.9%
Rheinmetall AG	117	91,687
Information Technology - 2.2%
Software - 2.2%
SAP SE	806	224,505
Materials - 1.2%
Construction Materials - 1.2%
Heidelberg Materials AG	836	118,339
Real Estate - 0.2%
Real Estate Management & Development - 0.2%
Vonovia SE	824	25,294
Utilities - 0.2%
Independent Power and Renewable Electricity Producers - 0.2%
RWE AG	514	15,932
TOTAL GERMANY		810,675
INDIA - 5.6%
Energy - 1.1%
Oil, Gas & Consumable Fuels - 1.1%
Reliance Industries Ltd GDR (c)	1,882	110,473
Financials - 3.7%
Banks - 3.7%
Axis Bank Ltd GDR (d)	1,254	71,227
HDFC Bank Ltd ADR	2,836	171,976
ICICI Bank Ltd ADR	4,531	129,904
		373,107
Industrials - 0.8%
Construction & Engineering - 0.8%
Larsen & Toubro Ltd GDR (d)	2,226	91,043
TOTAL INDIA		574,623
INDONESIA - 1.2%
Financials - 1.2%
Banks - 1.2%
Bank Central Asia Tbk PT	212,433	123,159
IRELAND - 0.8%
Industrials - 0.8%
Building Products - 0.8%
Kingspan Group PLC	1,160	80,988
ITALY - 2.3%
Financials - 1.4%
Banks - 1.4%
UniCredit SpA	3,128	144,142
Industrials - 0.9%
Electrical Equipment - 0.9%
Prysmian SpA	1,345	93,960
TOTAL ITALY		238,102
JAPAN - 11.0%
Communication Services - 0.6%
Entertainment - 0.6%
Capcom Co Ltd	1,441	33,048
Nintendo Co Ltd	486	32,056
		65,104
Consumer Discretionary - 1.3%
Automobile Components - 0.8%
Denso Corp	5,186	72,142
Specialty Retail - 0.5%
Fast Retailing Co Ltd	170	55,934
TOTAL CONSUMER DISCRETIONARY		128,076

Consumer Staples - 0.4%
Food Products - 0.4%
Ajinomoto Co Inc	933	37,567
Financials - 2.0%
Banks - 0.1%
Sumitomo Mitsui Financial Group Inc	595	14,839
Financial Services - 1.0%
ORIX Corp	4,606	97,915
Insurance - 0.9%
Tokio Marine Holdings Inc	2,884	95,950
TOTAL FINANCIALS		208,704

Health Care - 0.9%
Health Care Equipment & Supplies - 0.9%
Hoya Corp	658	88,988
Industrials - 3.4%
Industrial Conglomerates - 1.7%
Hitachi Ltd	6,880	175,045
Machinery - 1.0%
Mitsubishi Heavy Industries Ltd	6,560	97,113
Trading Companies & Distributors - 0.7%
ITOCHU Corp	1,478	68,451
TOTAL INDUSTRIALS		340,609

Information Technology - 1.3%
Semiconductors & Semiconductor Equipment - 0.8%
Renesas Electronics Corp	1,661	22,570
Tokyo Electron Ltd	303	51,196
		73,766
Technology Hardware, Storage & Peripherals - 0.5%
FUJIFILM Holdings Corp	2,427	53,909
TOTAL INFORMATION TECHNOLOGY		127,675

Materials - 1.1%
Chemicals - 1.1%
Shin-Etsu Chemical Co Ltd	3,553	111,725
TOTAL JAPAN		1,108,448
KOREA (SOUTH) - 2.3%
Communication Services - 0.3%
Interactive Media & Services - 0.3%
NAVER Corp	184	27,329
Health Care - 0.2%
Life Sciences Tools & Services - 0.2%
Samsung Biologics Co Ltd (b)(c)(d)	26	19,282
Industrials - 0.0%
Aerospace & Defense - 0.0%
Korea Aerospace Industries Ltd	322	11,774
Information Technology - 1.8%
Semiconductors & Semiconductor Equipment - 0.7%
SK Hynix Inc	550	75,164
Technology Hardware, Storage & Peripherals - 1.1%
Samsung Electronics Co Ltd	2,932	105,403
TOTAL INFORMATION TECHNOLOGY		180,567

TOTAL KOREA (SOUTH)		238,952
MEXICO - 0.5%
Consumer Staples - 0.5%
Consumer Staples Distribution & Retail - 0.5%
Wal-Mart de Mexico SAB de CV Series V	20,098	52,102
NETHERLANDS - 3.6%
Industrials - 1.4%
Professional Services - 1.4%
Wolters Kluwer NV	825	150,417
Information Technology - 2.2%
Semiconductors & Semiconductor Equipment - 2.2%
ASML Holding NV	294	220,420
TOTAL NETHERLANDS		370,837
PERU - 0.3%
Financials - 0.3%
Banks - 0.3%
Credicorp Ltd	169	30,944
POLAND - 0.1%
Consumer Staples - 0.1%
Consumer Staples Distribution & Retail - 0.1%
Dino Polska SA (b)(c)(d)	125	13,842
SAUDI ARABIA - 1.0%
Financials - 1.0%
Banks - 1.0%
Al Rajhi Bank	3,894	102,782
SINGAPORE - 0.4%
Communication Services - 0.4%
Entertainment - 0.4%
Sea Ltd Class A ADR (b)	345	42,018
SOUTH AFRICA - 0.9%
Consumer Discretionary - 0.1%
Broadline Retail - 0.1%
Naspers Ltd Class N	73	15,425
Consumer Staples - 0.3%
Consumer Staples Distribution & Retail - 0.3%
Shoprite Holdings Ltd	2,042	31,243
Financials - 0.5%
Banks - 0.5%
Capitec Bank Holdings Ltd	292	46,461
TOTAL SOUTH AFRICA		93,129
SPAIN - 1.3%
Communication Services - 0.1%
Diversified Telecommunication Services - 0.1%
Cellnex Telecom SA (c)(d)	385	12,937
Financials - 1.2%
Banks - 1.2%
CaixaBank SA	20,482	124,428
TOTAL SPAIN		137,365
SWEDEN - 2.8%
Financials - 1.0%
Financial Services - 1.0%
Investor AB B Shares	3,657	104,323
Industrials - 1.8%
Machinery - 1.8%
Atlas Copco AB A Shares	6,520	109,492
Indutrade AB	2,554	70,577
		180,069
TOTAL SWEDEN		284,392
SWITZERLAND - 1.8%
Financials - 1.3%
Capital Markets - 1.3%
Partners Group Holding AG	85	130,008
Industrials - 0.5%
Electrical Equipment - 0.5%
ABB Ltd	1,006	55,174
TOTAL SWITZERLAND		185,182
TAIWAN - 6.2%
Communication Services - 0.1%
Entertainment - 0.1%
International Games System Co Ltd	570	16,362
Information Technology - 6.1%
Electronic Equipment, Instruments & Components - 0.7%
Hon Hai Precision Industry Co Ltd	7,803	42,619
Yageo Corp	1,638	26,691
		69,310
Semiconductors & Semiconductor Equipment - 5.4%
eMemory Technology Inc	164	16,820
Taiwan Semiconductor Manufacturing Co Ltd	15,409	530,692
		547,512
TOTAL INFORMATION TECHNOLOGY		616,822

TOTAL TAIWAN		633,184
UNITED ARAB EMIRATES - 0.8%
Energy - 0.8%
Energy Equipment & Services - 0.5%
ADNOC Drilling Co PJSC	31,813	46,770
Oil, Gas & Consumable Fuels - 0.3%
Adnoc Gas PLC	41,230	38,165
TOTAL UNITED ARAB EMIRATES		84,935
UNITED KINGDOM - 12.4%
Communication Services - 0.2%
Diversified Telecommunication Services - 0.2%
Zegona Communications plc (b)	3,231	18,829
Consumer Discretionary - 2.3%
Hotels, Restaurants & Leisure - 2.0%
Compass Group PLC	3,517	121,708
InterContinental Hotels Group PLC	610	81,836
		203,544
Leisure Products - 0.3%
Games Workshop Group PLC	162	29,246
TOTAL CONSUMER DISCRETIONARY		232,790

Consumer Staples - 1.2%
Consumer Staples Distribution & Retail - 0.3%
Tesco PLC	8,065	37,219
Personal Care Products - 0.4%
Unilever PLC	693	39,800
Tobacco - 0.5%
Imperial Brands PLC	1,369	46,188
TOTAL CONSUMER STAPLES		123,207

Financials - 3.8%
Banks - 0.8%
Lloyds Banking Group PLC	101,279	78,284
Capital Markets - 3.0%
3i Group PLC	2,837	137,327
London Stock Exchange Group PLC	1,115	166,382
		303,709
TOTAL FINANCIALS		381,993

Health Care - 0.8%
Pharmaceuticals - 0.8%
Astrazeneca PLC	610	85,799
Industrials - 3.9%
Aerospace & Defense - 2.4%
BAE Systems PLC	9,797	148,683
Rolls-Royce Holdings PLC (b)	12,736	95,696
		244,379
Professional Services - 1.5%
RELX PLC	3,032	151,315
TOTAL INDUSTRIALS		395,694

Information Technology - 0.2%
Software - 0.2%
Sage Group PLC/The	920	15,376
TOTAL UNITED KINGDOM		1,253,688
UNITED STATES - 4.8%
Energy - 0.9%
Oil, Gas & Consumable Fuels - 0.9%
Shell PLC	2,687	89,237
Health Care - 0.3%
Health Care Equipment & Supplies - 0.3%
Alcon AG	404	37,137
Industrials - 2.7%
Electrical Equipment - 1.5%
Schneider Electric SE	576	146,608
Professional Services - 1.2%
Experian PLC	2,544	126,393
TOTAL INDUSTRIALS		273,001

Materials - 0.9%
Construction Materials - 0.9%
Holcim AG	556	56,128
Titan Cement International SA	766	36,633
		92,761
TOTAL UNITED STATES		492,136
TOTAL COMMON STOCKS (Cost $9,935,202)		10,152,720

U.S. Treasury Obligations - 0.2%
	Yield (%) (e)	Principal Amount (a)	Value ($)
US Treasury Bills 0% 2/20/2025 (Cost $19,953)	4.47	20,000	19,960

TOTAL INVESTMENT IN SECURITIES - 99.9% (Cost $9,955,155)	10,172,680
NET OTHER ASSETS (LIABILITIES) - 0.1%	11,570
NET ASSETS - 100.0%	10,184,250

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Non-income producing
(c)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $301,281 or 3.0% of net assets.

(d)
Security is exempt from registration under Regulation S of the Securities Act of 1933 and may be resold to qualified foreign investors outside of the United States. At the end of the period, the value of securities amounted to $353,078 or 3.5% of net assets.

(e)	Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	-	7,742,067	7,742,067	1,049	-	-	-	-	0.0%
Total	-	7,742,067	7,742,067	1,049	-	-	-	-

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. U.S. Treasury Obligations are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus.

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